Business Combinations - Schedule of Purchase Consideration Cash Outflow (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Sep. 04, 2018
Disclosure of detailed information about business combination [line items]
Consideration paid in cash	R$ (2,000)
Equals S.A. [member]
Disclosure of detailed information about business combination [line items]
Consideration paid in cash		R$ (3,000)
Net cash acquired		60
Net cash flow on acquisition		R$ (2,940)